Furniture and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Purchased furniture and equipment	$ 403	$ 1,907
Cost of disposed furniture and equipment	1,092
Accumulated amortization of disposed furniture and equipment	$ 1,091